Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2022
Long-Term Debt [Abstract]
Long-term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	June 30, 2022	Current	Non-current	December 31, 2021	Current	Non-current

Nordea Bank secured term loan	$22,533	$3,740	$18,793	$24,403	$3,740	$20,663
Piraeus Bank secured term loan	23,701	4,171	19,530	25,786	4,171	21,615
less unamortized deferred financing costs	(227)	(112)	(115)	(291)	(123)	(168)
Total debt, net of deferred financing costs	$46,007	$7,799	$38,208	$49,898	$7,788	$42,110

Maturities of Debt Facilities
As at June 30, 2022, the maturities of the debt facilities described above, are as follows:

Principal Repayment

July 1, 2022 through June 30, 2023	$7,911
July 1, 2023 through June 30, 2024	7,911
July 1, 2024 through December 31, 2024	30,412
Total	$46,234